Cash And Bank Balances And Restricted Cash - Summary of detailed information about cash and bank balances (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	$ 1,497	$ 595,992
General bank accounts	1,078,409,838	525,610,116
Total cash and bank balances	$ 1,078,411,335	$ 526,206,108